Summary Prospectus – April 29, 2019
JNL/Mellon Index 5 Fund
(The Fund name is effective June 24, 2019. Until June 24, 2019, the Fund's name is JNL/Mellon Capital Index 5 Fund.)
Class A
Class I
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JNLSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 29, 2019, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Jackson. Instead, the reports will be made available on Jackson’s website (www.jackson.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Jackson electronically by doing one of the following:
•	Mailing in the postage-paid card on the cover of this report;
•	Calling 1-866-349-4564; or
•	Signing up on www.jackson.com

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. You can inform Jackson that you wish to continue receiving paper copies of your shareholder reports by contacting the appropriate Jackson Service Center. Your election to receive reports in paper will apply to all Funds held in each variable contract you purchased from Jackson.

Investment Objective.  The investment objective of the Fund is capital appreciation.
Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees
(fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.27%
Total Annual Fund Operating Expenses	0.62%

[1]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.27%
Total Annual Fund Operating Expenses	0.32%

[1]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/Mellon Index 5 Fund Class A
1 year	3 years	5 years	10 years
$63	$199	$346	$774

JNL/Mellon Index 5 Fund Class I
1 year	3 years	5 years	10 years
$33	$103	$180	$406

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.
Period
1/1/2018 - 12/31/2018	9%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of the following Funds (“Underlying Funds”):
•	20% in the JNL/Mellon S&P 500 Index Fund;
•	20% in the JNL/Mellon S&P 400 MidCap Index Fund;
•	20% in the JNL/Mellon Small Cap Index Fund;
•	20% in the JNL/Mellon International Index Fund; and
•	20% in the JNL/Mellon Bond Index Fund.

Under all market conditions, the Fund seeks to maintain the aforementioned target weights to the Underlying Funds, although market movements may result in some variance around the target weights. The Fund is rebalanced at least once per year, and daily flows in and out of the Fund are allocated in a manner to help minimize dispersion from the target weights of the Underlying Funds. The Fund expects to typically represent less than 20% of each of the Underlying Fund’s net assets.
Some of the Underlying Funds may utilize a number of derivatives in order to execute their investment strategy, although derivatives are not utilized as a primary strategy.  Some of the Underlying Funds, particularly the JNL/Mellon International Index Fund, will hold a significant amount of foreign securities in order to execute their investment strategy.
The investment policies of the Underlying Funds are described elsewhere in this Prospectus.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:
•
Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes of Underlying Funds based on its analysis of such factors.  The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

•
Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance matching that of the Index.   Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s/Underlying Fund's shares, changes in the composition of the index, and the Fund’s/Underlying Fund's expenses.  Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.

•
Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

•
Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

•
Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall.  Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.  Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.

•
Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

•
Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•
Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.

•
Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Effective June 24, 2019, the Fund will be combined with the JNL/Mellon Capital 10 x 10 Fund ("Acquired Fund") with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.
Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund will replace the Dow Jones Moderately Aggressive Index with the Morningstar Moderately Aggressive Target Risk Index as the Fund's primary benchmark.
Consistent with the Fund's principal investment strategies, the Fund uses the 20% S&P 500 Index, 20% S&P Midcap 400 Index, 20% S&P SmallCap 600 Index, 20% MSCI EAFE Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund's secondary benchmark.
Annual Total Returns as of December 31
Class A
Best Quarter (ended 6/30/2009): 16.12%; Worst Quarter (ended 9/30/2011): -14.58%
Annual Total Returns as of December 31
Class I
Best Quarter (ended 9/30/2018): 3.55%; Worst Quarter (ended 12/31/2018): -12.48%
Average Annual Total Returns as of 12/31/2018
	1 year	5 year	10 year
JNL/Mellon Index 5 Fund (Class A)	-7.80%	4.30%	9.46%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	-6.74%	4.60%	9.48%
20% S&P 500 Index, 20% S&P Midcap 400 Index, 20% S&P SmallCap 600 Index, 20% MSCI EAFE Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-7.33%	4.99%	10.30%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	-7.33%	4.62%	9.90%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	-4.38%	8.49%	13.12%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	-11.08%	6.03%	13.68%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	-8.48%	6.34%	13.61%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	-13.79%	0.53%	6.32%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.01%	2.52%	3.48%

Average Annual Total Returns as of 12/31/2018
	1 year	Life of Class (September 25, 2017)
JNL/Mellon Index 5 Fund (Class I)	-7.45%	-1.94%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	-6.74%	-1.48%
20% S&P 500 Index, 20% S&P Midcap 400 Index, 20% S&P SmallCap 600 Index, 20% MSCI EAFE Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-7.33%	-1.79%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	-7.33%	-1.82%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	-4.38%	2.12%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	-11.08%	-3.18%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	-8.48%	-1.29%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	-13.79%	-8.10%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.01%	0.24%

Portfolio Management.
Investment Adviser to the Fund:
Jackson National Asset Management, LLC
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	November 2012	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2014	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2014	Portfolio Manager, JNAM

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.